UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-08251
                                                    --------------------------

                      Principal International SmallCap Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                 711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                   (Zip code)

            Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -----------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (98.24%)
ADVERTISING SALES (0.79%)
                                                                                $
 Telefonica Publicidad e Informacion /1/                      63,202                561,879
ADVERTISING SERVICES (0.96%)
 Aegis Group                                                 343,530                680,328
AGRICULTURAL OPERATIONS (0.40%)
 Chaoda Modern Agriculture                                   708,054                285,949
AIRPORT DEVELOPMENT & MAINTENANCE (0.62%)
 Kobenhavns Lufthavne                                          2,027                443,146
APPLICATIONS SOFTWARE (0.29%)
 SimCorp                                                       2,634                206,254
ATHLETIC FOOTWEAR (0.93%)
 Puma                                                          2,678                658,036
AUDIO & VIDEO PRODUCTS (0.47%)
 Bang & Olufsen /1/                                            4,662                313,195
 Sansui Electric /2/                                          66,333                 17,953
                                                                                    331,148
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.25%)
 Exedy                                                        12,658                229,901
 Keihin                                                       27,402                471,731
 Showa                                                        13,750                183,280
                                                                                    884,912
BREWERY (0.99%)
 Bryggerigruppen                                               2,523                197,562
 Wolverhampton & Dudley Breweries                             24,933                506,471
                                                                                    704,033
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.98%)
 FLSmidth /2/                                                  7,635                143,110
 Kingspan Group                                               56,587                553,968
                                                                                    697,078
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.39%)
 Abengoa                                                      15,477                166,242
 Morgan Sindall                                               10,250                113,869
                                                                                    280,111
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.57%)
 Adelaide Brighton                                           429,415                618,962
 BPB                                                          61,072                596,961
 Cementir                                                     43,337                238,678
 Italcementi                                                  21,850                369,419
                                                                                  1,824,020
BUILDING-HEAVY CONSTRUCTION (2.03%)
 Daelim Industrial                                            10,492                564,757
 Vinci                                                         6,119                877,406
                                                                                  1,442,163
BUILDING-RESIDENTIAL & COMMERCIAL (0.39%)
 McCarthy & Stone                                             23,876                277,400
CASINO SERVICES (0.91%)
 Aristocrat Leisure /1/                                       75,949                644,481
CELLULAR TELECOMMUNICATIONS (0.76%)
 Mobistar /2/                                                  6,109                539,519
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (3.09%)
                                                                                $
 DSMA                                                          5,979                371,536
 K+S                                                          12,152                609,710
 Mitsubishi Gas Chemical                                     173,859                820,098
 Tosoh                                                        84,386                387,447
                                                                                  2,188,791
CHEMICALS-SPECIALTY (1.21%)
 Auriga Industries                                             6,391                145,543
 Methanex                                                     44,386                714,397
                                                                                    859,940
CIRCUIT BOARDS (0.48%)
 IBIDEN /1/                                                   18,057                340,352
COATINGS & PAINT (0.51%)
 Kansai Paint /1/                                             58,148                363,091
COMMERCIAL BANKS (4.54%)
 Amagerbanken                                                  1,287                187,802
 Banca Popolare di Lodi                                       45,551                520,745
 Bank of Kyoto /1/                                            48,444                418,626
 Bank of Piraeus                                              31,564                580,148
 FinecoGroup /2/                                              79,799                652,218
 Sapporo Hokuyo Holdings                                          34                241,554
 Suruga Bank                                                  40,992                338,381
 Wing Hang Bank                                               43,376                276,943
                                                                                  3,216,417
COMMUNICATIONS SOFTWARE (0.56%)
 Telelogic /2/                                               175,243                396,304
COMPUTER SERVICES (0.39%)
 ALTEN /2/                                                     6,948                170,816
 EDB Business Partner /2/                                     13,018                103,476
                                                                                    274,292
COMPUTERS-INTEGRATED SYSTEMS (0.94%)
 NIWS /1/                                                        233                664,395
COMPUTERS-PERIPHERAL EQUIPMENT (0.58%)
 Logitech International /2/                                    6,763                413,974
CONSULTING SERVICES (1.27%)
 Jaakko Poyry Group                                            3,794                117,707
 Savills                                                      21,053                208,070
 WS Atkins                                                    42,655                574,022
                                                                                    899,799
CONTAINERS-METAL & GLASS (0.20%)
 Singamas Container Holdings                                 235,131                143,191
COSMETICS & TOILETRIES (0.30%)
 Body Shop International                                      61,089                209,412
DISTRIBUTION-WHOLESALE (1.02%)
 Inchcape                                                     15,978                608,749
 Univar                                                        4,057                116,030
                                                                                    724,779
DIVERSIFIED MANUFACTURING OPERATIONS (0.87%)
 Charter /2/                                                  77,450                366,291
 NKT Holding                                                   8,342                253,541
                                                                                    619,832
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.21%)
                                                                                $
 Ordina                                                       11,172                148,691
ELECTRIC PRODUCTS-MISCELLANEOUS (0.37%)
 Ultra Electronics Holdings                                   18,641                261,405
ELECTRIC-INTEGRATED (1.32%)
 ASM Brescia                                                  82,408                301,053
 Union Electrica Fenosa                                       23,555                634,982
                                                                                    936,035
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.48%)
 Funkwerk                                                      2,640                124,577
 Jurong Technologies Industrial                              221,497                213,837
                                                                                    338,414
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.20%)
 Kontron /2/                                                  14,721                143,154
ELECTRONIC MEASUREMENT INSTRUMENTS (0.98%)
 Leica Geosystems /2/                                          1,101                328,864
 Techem /2/                                                    8,396                363,908
                                                                                    692,772
ENERGY-ALTERNATE SOURCES (0.45%)
 SolarWorld                                                    3,527                322,293
ENTERPRISE SOFTWARE & SERVICE (0.15%)
 Unit 4 Agresso /2/                                            7,113                107,279
EXTENDED SERVICE CONTRACTS (0.38%)
 Accord Customer Care Solutions /2/                          509,901                269,500
FINANCE-CONSUMER LOANS (0.57%)
 Nissin /1/                                                  157,602                400,651
FINANCE-INVESTMENT BANKER & BROKER (0.43%)
 Ichiyoshi Securities                                         33,045                305,679
FINANCE-LEASING COMPANY (0.95%)
 Ricoh Leasing                                                 9,930                265,875
 Sumisho Lease                                                10,246                404,076
                                                                                    669,951
FINANCE-OTHER SERVICES (1.32%)
 Deutsche Boerse                                               5,565                345,665
 SFE /1/                                                      55,436                455,807
 TSX Group                                                     2,896                135,610
                                                                                    937,082
FINANCIAL GUARANTEE INSURANCE (0.66%)
 Euler Hermes /2/                                              6,185                465,204
FISHERIES (0.41%)
 Nippon Suisan Kaisha                                         87,045                290,276
FOOD-CONFECTIONERY (0.24%)
 Lindt & Spruengli                                                12                169,626
FOOD-FLOUR & GRAIN (1.07%)
 Nisshin Seifun Group                                         67,318                756,762
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 IAWS Group                                                   16,603                262,961
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                                $
 J-Oil Mills /1/                                              43,203                159,106
                                                                                    422,067
FOOD-RETAIL (1.07%)
 Colruyt                                                       4,530                761,755
FORESTRY (0.44%)
 Great Southern Plantations /1/                               84,267                310,841
GOLD MINING (0.23%)
 NovaGold Resources /2/                                       21,634                166,516
HOTELS & MOTELS (0.20%)
 Hotel Shilla                                                 21,870                140,753
HUMAN RESOURCES (1.13%)
 Capita Group                                                 48,195                325,651
 Ranstad Holding                                              12,181                476,356
                                                                                    802,007
IMPORT & EXPORT (0.56%)
 Kanematsu /2/                                               246,745                398,303
INDUSTRIAL AUTOMATION & ROBOTS (0.60%)
 CKD                                                          59,648                423,772
INSTRUMENTS-SCIENTIFIC (0.13%)
 As One /1/                                                    3,226                 92,612
INVESTMENT COMPANIES (0.56%)
 Macquarie Airports Management                               148,688                398,681
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.57%)
 Muenchmeyer Petersen Capital                                  5,402                404,480
LEISURE & RECREATION PRODUCTS (0.51%)
 Mars Engineering                                              9,730                364,916
LIFE & HEALTH INSURANCE (0.25%)
 Industrial-Alliance Life Insurance /2/                        3,853                177,628
LOTTERY SERVICES (0.37%)
 Intralot-Integrated Lottery Systems &
  Services                                                     9,579                260,223
MACHINERY-GENERAL INDUSTRY (2.62%)
 Andritz                                                       3,858                303,003
 MAN                                                          19,334                798,678
 Sumitomo Heavy Industries /2/                               132,501                594,272
 Top Engineering                                              14,091                160,078
                                                                                  1,856,031
MEDICAL INSTRUMENTS (1.87%)
 Elekta /2/                                                   11,793                366,282
 Shimadzu                                                     48,221                305,299
 Sysmex                                                        8,426                466,686
 Topcon /2/                                                   13,211                186,311
                                                                                  1,324,578
MEDICAL PRODUCTS (1.73%)
 Gambro                                                       28,683                420,803
 Nobel Biocare Holding                                         2,667                467,875
 Phonak Holding                                               10,006                336,761
                                                                                  1,225,439
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.85%)
                                                                                $
 Genmab /2/                                                    8,993                196,921
 GPC Biotech /2/                                              14,654                207,259
 MorphoSys /2/ /1/                                             3,707                196,673
                                                                                    600,853
MEDICAL-DRUGS (0.89%)
 Fujirebio                                                    10,689                158,390
 Hisamitsu Pharmaceutical                                      6,882                152,667
 Orion OYJ                                                    19,430                318,373
                                                                                    629,430
MEDICAL-NURSING HOMES (0.41%)
 Extendicare /2/                                              19,090                290,023
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.19%)
 Celesio                                                       1,708                131,695
METAL PROCESSORS & FABRICATION (0.83%)
 CFF Recycling                                                 3,867                110,646
 KITZ                                                         83,475                475,248
                                                                                    585,894
METAL-IRON (0.28%)
 Portman /1/                                                  70,775                195,256
MISCELLANEOUS MANUFACTURERS (0.71%)
 Amano                                                        27,336                270,044
 Balda /1/                                                    13,528                137,372
 Fenner                                                       36,850                 97,651
                                                                                    505,067
MORTGAGE BANKS (2.33%)
 Home Capital Group /2/                                       13,363                355,413
 Hypo Real Estate Holding /2/                                 20,398                805,671
 Northern Rock                                                33,470                492,712
                                                                                  1,653,796
MULTI-LINE INSURANCE (1.00%)
 Baloise Holding                                               7,622                358,814
 Codan                                                         6,503                346,880
                                                                                    705,694
MULTIMEDIA (0.26%)
 Impresa /2/                                                  23,589                181,422
NON-HOTEL GAMBLING (0.61%)
 Paddy Power                                                  28,353                432,427
OFFICE AUTOMATION & EQUIPMENT (0.49%)
 Neopost                                                       4,526                349,272
OIL COMPANY-EXPLORATION & PRODUCTION (0.93%)
 Cairn Energy /2/                                              9,798                204,943
 Tullow Oil                                                  152,841                451,868
                                                                                    656,811
OIL-FIELD SERVICES (1.33%)
 Stolt Offshore /2/                                           97,105                680,152
 TGS-NOPEC Geophysical /2/                                    10,231                259,267
                                                                                    939,419
PROPERTY & CASUALTY INSURANCE (1.29%)
 Amlin                                                        30,253                 88,586
 Dongbu Insurance                                             22,600                158,674
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                $
 Northbridge Financial                                        10,090                232,987
 Promina Group                                               105,234                434,667
                                                                                    914,914
PROPERTY TRUST (0.72%)
 Commonwealth Property Office Fund                           528,731                508,078
PUBLIC THOROUGHFARES (0.73%)
 Autostrada Torino                                            19,369                517,593
PUBLISHING-BOOKS (0.88%)
 Yell Group                                                   72,070                622,904
PUBLISHING-NEWSPAPERS (0.84%)
 Arnoldo Mondadori Editore                                    43,216                481,658
 Spir Communication                                              589                111,790
                                                                                    593,448
QUARRYING (0.53%)
 Eramet                                                        4,093                376,148
REAL ESTATE MANAGEMENT & SERVICES (2.64%)
 AEON Mall                                                     3,912                300,996
 Corio                                                        13,534                790,725
 Goldcrest                                                     4,802                337,911
 Midland Realty Holdings /1/                                 898,865                437,914
                                                                                  1,867,546
REAL ESTATE OPERATOR & DEVELOPER (3.99%)
 British Land                                                 35,125                570,737
 Capital & Regional                                           13,392                181,231
 Fadesa Inmobiliaria /2/                                      30,054                680,111
 Inmobiliaria Colonial                                        16,151                715,824
 Inmobiliaria Urbis /1/                                       23,339                367,516
 Kerry Properties /1/                                        148,279                311,770
                                                                                  2,827,189
RENTAL-AUTO & EQUIPMENT (0.45%)
 Northgate                                                    18,398                320,632
RETAIL-APPAREL & SHOE (1.42%)
 Aoki International                                           10,407                129,666
 Next                                                         22,726                673,385
 POINT                                                         6,070                202,422
                                                                                  1,005,473
RETAIL-BUILDING PRODUCTS (1.03%)
 Grafton Group /2/                                            59,173                731,625
RETAIL-CONSUMER ELECTRONICS (1.11%)
 Carphone Warehouse                                          186,301                617,554
 JB Hi-Fi                                                     57,735                169,124
                                                                                    786,678
RETAIL-DRUG STORE (0.53%)
 Sundrug                                                       6,061                213,838
 Tsuruha                                                       5,038                159,241
                                                                                    373,079
RETAIL-MAJOR DEPARTMENT STORE (0.32%)
 David Jones /1/                                             132,082                224,162
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.69%)
                                                                                $
 Ryohin Keikaku                                                9,475                486,320
RETAIL-PUBS (1.20%)
 Punch Taverns                                                67,195                848,500
RUBBER-TIRES (1.32%)
 Continental                                                  13,500                936,737
SOAP & CLEANING PRODUCTS (0.65%)
 McBride                                                     164,501                459,192
STEEL PIPE & TUBE (0.21%)
 Vallourec                                                       778                146,344
STEEL PRODUCERS (3.75%)
 Corus Group /2/                                             704,066                713,766
 Dongkuk Steel Mill                                           19,358                350,162
 Gerdau AmeriSteel /2/                                        45,007                265,526
 INI Steel                                                    21,420                265,270
 IPSCO                                                        14,898                702,064
 Russel Metals                                                28,952                362,848
                                                                                  2,659,636
TELECOMMUNICATION EQUIPMENT (0.28%)
 Option /1 2/                                                  6,399                195,189
TELEVISION (2.03%)
 Antena 3 Television /2/                                       7,879                603,402
 CanWest Global Communications /2/                            41,037                488,177
 Ten Network Holdings                                        107,990                348,974
                                                                                  1,440,553
TRANSPORT-MARINE (2.05%)
 Dampskibsselskabet Torm /1/                                  12,636                569,987
 Kawasaki Kisen Kaisha /1/                                    66,189                449,769
 Orient Overseas International                                82,647                310,460
 Wilhelmsen                                                    4,699                122,038
                                                                                  1,452,254
TRANSPORT-SERVICES (1.28%)
 Arriva                                                       33,823                350,545
 Toll Holdings /1/                                            54,090                553,724
                                                                                    904,269
TRAVEL SERVICES (0.16%)
 H.I.S.                                                        5,350                116,872
VENTURE CAPITAL (0.17%)
 Japan Asia Investment                                        28,550                117,837
WATER (1.34%)
 Kelda Group                                                  83,493                948,006
WEB PORTALS (0.76%)
 eAccess /1 2/                                                   284                288,241
 Iliad /1/                                                     6,520                248,175
                                                                                    536,416
WIRELESS EQUIPMENT (0.44%)
 Hitachi Kokusai Electric /1/                                 34,310                311,412
                                                TOTAL COMMON STOCKS              69,606,467

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.27%)
OIL REFINING & MARKETING (1.27%)
 Motiva Enterprises
                                                           $                    $
  2.50%; 02/01/05                                            900,000                900,000
                                             TOTAL COMMERCIAL PAPER                 900,000

                                                Maturity

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.58%)
 Merrill Lynch; 2.52%; dated 01/31/2005
  maturing 02/01/05 (collateralized by U.S.
  Government Agency Securities; $6,198,801;                $                    $
  09/01/18 - 10/01/34)/3/                                  6,077,595              6,077,170
                                        TOTAL REPURCHASE AGREEMENTS               6,077,170
                                                                                -----------

                              TOTAL PORTFOLIO INVESTMENTS (108.09%)              76,583,637
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-8.09%)                  (5,732,193)
                                         TOTAL NET ASSETS (100.00%)             $70,851,444
                                                                                --------------


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $15,869,965
Unrealized Depreciation                         (163,605)
                                             -----------
Net Unrealized Appreciation (Depreciation)    15,706,360
Cost for federal income tax purposes         $60,877,277


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal International SmallCap Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------